Expense Example	May 13, 2026 USD ($)
Humilis US SMID Focused ETF | Humilis US SMID Focused ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Humilis US Large Cap Fundamental Value ETF | Humilis US Large Cap Fundamental Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Humilis US Focused Opportunities ETF | Humilis US Focused Opportunities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Humilis US Dividend Growth Opportunities ETF | Humilis US Dividend Growth Opportunities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160